FINANCIAL STATEMENTS SCHEDULE I - CONDENSED STATEMENTS OF PARENT COMPANY CASH FLOW STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities
Net income	¥ 1,297,619	$ 182,766	¥ 1,179,658	¥ 472,086
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	9,461	1,333	9,961	15,674
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,890,443)	(266,264)	(456,221)	(15,503)
Accrued expenses and other current liabilities	445,045	62,684	444,064	54,898
Net cash provided by operating activities	389,588	54,873	133,592	184,540
Cash flows from financing activities
Proceeds from exercise of options	1,274	179	2,184	7,352
Repurchase of ordinary shares	38,081	5,364	14,750
Net cash provided by (used in) financing activities	(193,481)	(27,252)	(12,566)	9,938
Net change in cash, cash equivalents and restricted cash	79,587	11,210	108,474	65,247
Cash, cash equivalents and restricted cash at beginning of the year	293,041	41,274	184,567	119,320
Cash, cash equivalents and restricted cash at end of the year	372,628	52,484	293,041	184,567
Parent Company
Cash flows from operating activities
Net income	1,297,619	182,766	1,179,658	472,086
Adjustments to reconcile net income to net cash used in operating activities:
Share of income from subsidiaries and VIEs	(1,301,067)	(183,251)	(1,199,673)	(479,220)
Depreciation and amortization	1,698	239	2,293	2,597
Changes in operating assets and liabilities:
Amounts due from/to subsidiaries and VIEs	(18,223)	(2,567)	(2,151)	(5,994)
Prepaid expenses and other current assets	5,831	820	(2,680)	18
Dividend distributed from shareholders	157,672	22,208	0	0
Accrued expenses and other current liabilities	780	111	636	(1,804)
Net cash provided by operating activities	144,310	20,326	(21,917)	(12,317)
Cash flows from financing activities
Proceeds from exercise of options	1,274	179	8,783	3,296
Repurchase of ordinary shares	(38,081)	(5,364)	0	0
Loans from subsidiaries and VIEs	38,081	5,364	0	0
Dividend distributed to shareholders	(156,674)	(22,067)	0	0
Net cash provided by (used in) financing activities	(155,400)	(21,888)	8,783	3,296
Effect of foreign exchange rate changes on cash and cash equivalents	3,327	468	13,840	(4,331)
Net change in cash, cash equivalents and restricted cash	(7,763)	(1,094)	706	(13,352)
Cash, cash equivalents and restricted cash at beginning of the year	8,567	1,207	7,861	21,213
Cash, cash equivalents and restricted cash at end of the year	¥ 804	$ 113	¥ 8,567	¥ 7,861